Income Taxes - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Effective income tax rates	2.40%	(0.20%)	2.20%	0.70%